Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 14, 2011
Registrant Name	dei_EntityRegistrantName	Advantage Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000914775
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2011
Dreyfus Opportunistic U.S. Stock Fund (Prospectus Summary) | Dreyfus Opportunistic U.S. Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DOSAX
Dreyfus Opportunistic U.S. Stock Fund (Prospectus Summary) | Dreyfus Opportunistic U.S. Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DOSCX
Dreyfus Opportunistic U.S. Stock Fund (Prospectus Summary) | Dreyfus Opportunistic U.S. Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DOSIX